ISSUED CAPITAL	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
ISSUED CAPITAL	ISSUED CAPITAL
The following table details the common shares of the Company as of:

	June 30, 2025	December 31, 2024

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 120,345,733 (2024: 83,706,608) shares held by a subsidiary of the Company	1,849,190,667	1,849,190,667

The holders of common shares are, subject to our by-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares. The common share to ADS ratio is 25:1.
VEON’s Board of Directors approved a share buyback program of up to US$100 on July 31, 2024. On December 9, 2024, VEON
announced that its Board of Directors approved the commencement of the first phase of its share buyback program with respect to VEON Ltd.'s ADS. The first phase of the share buyback program was for an amount of up to US$30 and was completed on
January 27, 2025. An aggregate of 17,370,400 shares were repurchased, of which 12,346,225 were repurchased for US$23 during the six-month period ended June 30, 2025.
In March 2025, VEON commenced its second phase of the share buyback program and up to US$35 of shares was approved to be repurchased and was completed on May 21, 2025. During the six-month period ended June 30, 2025, a total of 18,300,375 shares were repurchased related to the second phase for a total of US$35.
On June 16, 2025, VEON announced that it would shortly commence the third phase of the share buyback program and up to
US$35 was approved. During the six-month period ended June 30, 2025, a total of 5,992,525 shares were repurchased related to the third phase for a total of US$10.